SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C. 20549

			    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No.  _____                            [ ]

     Post-Effective Amendment No. 2         File No. 333-20637     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No. 5                        File No. 811-08035     [X]

AFBA FIVE STAR FUND, INC.
______________________________________________________________
(Exact Name of Registrant as Specified in Charter)

700 Karnes Blvd, Kansas City, MO 64108-3306
(Address of Principal Executive Office)
______________________________________________________________
Registrant's Telephone Number, including Area Code (816) 751-5900

Larry D. Armel, AFBA Five Star Fund, Inc.
700 Karnes Blvd, Kansas City, MO 64108-3306
______________________________________________________________
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: July 31, 1998

It is proposed that this filing become effective:

  X   On July 31, 1998, pursuant to paragraph (b)

Title of securities begin registered:

  Common Stock, $1.00 par value

Please address inquiries and communications to:

     Martin A. Cramer
     Jones & Babson, Inc.
     700 Karnes Blvd.
     Kansas City, MO  64108-3306
     Telephone:  (816) 751-5900

and a carbon copy of all communications to:

     Mark H. Plafker, Esq.
     Stradley, Ronon, Stevens & Young, LLP
     2600 One Commerce Square
     Philadelphia, PA  19103-7098
     Telephone:  (215) 564-8000

                        AFBA FIVE STAR FUND, INC.

                          CROSS REFERENCE SHEET

Form N-1A Item Number                                  Location in Prospectus

Item 1. Cover Page                                     Cover Page

Item 2. Synopsis                                       Not Applicable

Item 3. Condensed Financial Information                Per Share Capital and
                                                       Income Changes

Item 4. General Description of Registrant              Investment Objective
                                                       and Portfolio
                                                       Management Policy

Item 5. Management of the Fund                         Officers and Directors;
                                                       Management and
                                                       Investment Counsel

Item 6. Capital Stock and Other Securities             How to Purchase Shares;
                                                       How to Redeem Shares;
                                                       How Share Price is
                                                       Determined; General
                                                       Information and
                                                       History; Dividends,
                                                       Distributions and their
                                                       Taxation

Item 7. Purchase of Securities being Offered           Coverage Page; How to
                                                       Purchase Shares;
                                                       Shareholder Services
Item 8. Redemption or Repurchase                       How to Redeem Shares

Item 9. Pending Legal Proceedings                      Not Applicable

Item 10. Cover Page                                    Cover Page

Item 11. Table of Contents                             Cover Page

Item 12. General Information and History               Investment Objectives
                                                       and Policies;
                                                       Management and
                                                       Investment Counsel

Item 13. Investment Objectives and Policies            Investment Objectives
                                                       and Policies;
                                                       Investment Restrictions

Item 14. Management of the Fund                        Management and
                                                       Investment Counsel

Item 15. Control Persons and Principal                 Management and
         Holders of Securities                         Investment Counsel;
                                                       Officers and Directors

Item 16. Investment Advisory and Other Services        Management and
                                                       Investment Counsel

Item 17. Brokerage Allocation                          Portfolio Transactions

Item 18. Capital Stock and Other Securities            General Information and
                                                       History (Prospectus);
                                                       Financial Statements

Item 19. Purchase, Redemption and Pricing of           How Share Purchases are
         being Offered                                 Handled; Redemption of
                                                       Shares Financial
                                                       Statements

Item 20. Tax Status                                    Dividends, Distributions
                                                       and their taxation
                                                       (Prospectus)

Item 21. Underwriters                                  How the Fund's Shares
                                                       are Distributed

Item 22. Calculation of Yield Quotations               Not Applicable

Item 23. Financial Statements                          Financial Statements

AFBA Five Star Fund SM

100% pure no-load mutual funds


Prospectus
July 31, 1998

AFBA Five Star Balanced Fund
AFBA Five Star Equity Fund
AFBA Five Star High Yield Fund
AFBA Five Star USA Global Fund

Manager:
AFBA Investment Management Company
909 N. Washington Street
Alexandria, Virginia 22314
1-800-243-9865

Investment Counsel:
Kornitzer Capital Management, Inc.
7715 Shawnee Mission Parkway
Shawnee Mission, Kansas 66202

Underwriter and Distributor:
Jones & Babson, Inc.
700 Karnes Blvd.
Kansas City, Missouri 64108-3306
For Shareholder Inquiries
1-888-578-2733

AFBA Five Star Balanced Fund (the "Balanced Fund") seeks both long-term capital growth and high current income. Long-term capital growth is intended to be achieved primarily by the Balanced Fund's investment in common stocks and secondarily by the investment in convertible preferred stocks. High current income is intended to be achieved by the Balanced Fund's investment in corporate bonds, government bonds, mortgage-backed securities, convertible bonds, preferred stocks and convertible preferred stocks.

AFBA Five Star Equity Fund (the "Equity Fund") seeks long-term capital appreciation. Long-term capital appreciation is intended to be achieved primarily by the Equity Fund's investment in common stocks. Realization of dividend income is a secondary consideration to the extent that it supplements the return on the Equity Fund's investments and investment in the dividend-producing securities is consistent with achieving the objective of long-term capital appreciation.

AFBA Five Star High Yield Fund (the "High Yield Fund") primarily seeks a high level of current income and secondarily, capital growth. The High Yield Fund invests primarily in a diversified portfolio of high-yielding fixed income securities. The High Yield Fund will invest in debt securities and preferred stock. The High Yield Fund may invest in any fixed income securities, whether nonconvertible or convertible, without restriction.

The High Yield Fund will invest a significant portion, up to 100% of its assets, in lower rated bonds, commonly known as "junk bonds," that entail greater risks including default risks, than those found in higher rated securities. The High Yield Fund's fixed income investments may consist totally of securities rated below investment grade. Investors should carefully consider these risks before investing. See "Investment Objectives and Portfolio Management Policies," page 13; "Risk Factors," page 17;
"Investment Restrictions," page 19 and "Description of Securities
Ratings," page 29. Secondarily, the High Yield Fund may invest up to 10% of the value of its total assets in common stocks and other equity securities.

AFBA Five Star USA Global Fund (the "USA Global Fund") seeks capital growth. Capital growth is intended to be achieved primarily by the USA Global Fund's investment in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations, measured as of the preceding four completed quarters of business or the companies' most recently completed fiscal year. At least 65% of the value of the USA Global Fund's total assets must be invested in at least three different countries. This diversification is achieved through the international operations of United States-based companies as described above. The USA Global Fund will invest in common stocks considered by the manager to have above average potential for appreciation; income is a secondary consideration. The USA Global Fund will invest primarily in common stocks listed on the New York Stock Exchange.

Purchase Information
Minimum Investment (each Fund selected)
Initial Purchase (unless Automatic Monthly)                     $       500
Initial IRA and Uniform Transfers (Gifts)
	to Minors Purchases (unless Automatic Monthly)		$	250
Subsequent Purchase (unless Automatic Monthly):
        By Mail                                                 $       100
        By Telephone Purchase (ACH)                             $       100
        By Wire                                                 $       500
Automatic Monthly Purchases (ACH):
        Initial                                                 $       100
        Subsequent                                              $        50

Shares are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 distribution charges. If you need further information, please call the Fund at the telephone number indicated above.

Additional Information

This prospectus should be read and retained for future reference. It contains the information that you should know before you invest. A "Statement of Additional Information" of the same date as this prospectus has been filed with the U.S. Securities and Exchange Commission and is incorporated by reference. Investors desiring additional information about the Funds may obtain a copy without charge by calling the Fund at the telephone number indicated above or by writing to the address on the cover.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Table of Contents                                                       Page

Highlights                                                              5
Fund Expenses                                                           8
Financial Highlights                                                    9
Investment Objectives and Portfolio Management Policies                 13
Repurchase Agreements                                                   16
Asset-Backed Securities                                                 17
Risk Factors                                                            17
Investment Restrictions                                                 19
Performance Measures                                                    19
How to Purchase Shares                                                  20
Initial Investments                                                     21
Investments Subsequent to Initial Investment                            21
Telephone Investment Service                                            22
Automatic Monthly Investment Plan                                       22
How to Redeem Shares                                                    22
Systematic Redemption Plan                                              24
How to Exchange Shares Between Funds                                    24
How Share Price is Determined                                           25
Officers and Directors                                                  25
Management and Investment Counsel                                       25
General Information and History                                         27
Dividends, Distributions and Their Taxation                             27
Description of Securities Ratings                                       29
Shareholder Services                                                    30
Shareholder Inquiries                                                   31


Highlights

For more information on this subject see page . . .


The Funds

The AFBA Five Star Balanced Fund, the AFBA Five Star Equity Fund, the AFBA Five Star High Yield Fund and the AFBA Five Star USA Global Fund (the "AFBA Funds," the "AFBA Five Star Funds" or individually, the "Fund") are separate series of AFBA Five Star Fund, Inc. (the "Company"), which is an open-end diversified management investment company commonly known as a mutual fund. The Funds are sponsored and managed by AFBA Investment Management Company (the "Manager") and Kornitzer Capital Management, Inc. (the "Adviser") serves as investment counsel. Each share of a Fund represents an interest in a diversified portfolio of investment securities invested in
accordance with the particular Fund's investment objective.             3

AFBA Five Star Balanced Fund seeks both long-term capital growth and high current income. The Fund will invest in a diversified array of common stocks, preferred stocks, convertible bonds, convertible preferred stocks, corporate
bonds and government bonds.                                             13

AFBA Five Star Equity Fund seeks long-term capital appreciation by investment primarily in a broad array of common stocks, in terms of companies and
industries.                                                             14

AFBA Five Star High Yield Fund primarily seeks a high level of current income and secondarily, capital growth. The Fund invests primarily in high-yielding
fixed income securities and may invest in preferred stock.              15

AFBA Five Star USA Global Fund seeks capital growth by investing primarily in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations.
                                                                        16

How to Invest

Fund shares can only be purchased directly from the Funds through their distributor, Jones & Babson, Inc. ("Jones & Babson" or the "Distributor"). Because no sales charges are added to the price of the shares, the full amount of any purchase is invested for the benefit of the shareholder. The minimum initial purchase is $500 ($250 for IRA and Uniform Transfers/Gifts to Minors purchases). The minimum initial purchase is reduced to $100 when an Automatic Monthly Investment Plan is established. Subsequent purchases by mail must be
at least $100. Wire purchases  must be in the amount of $500 or more. 	20

Telephone Investment - You may make investments of $100 or more by telephone if you have authorized such investment on your application, or, subsequently,
on a special authorization form provided upon request.                  22

Automatic Monthly Investment - You may elect to make monthly investments in a constant dollar amount from your checking account ($50 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize on your application, or, subsequently, on a special authorization
form provided upon request.                                             22

Redemption

Shares of the Funds are redeemable at net asset value next effective after receipt by the Fund of a shareholder's request in good order. There are no
redemption charges or fees.                                             22

Exchange Privilege with Other Funds

Shareholders may exchange shares of their Fund, without charge for shares of any other AFBA Five Star Fund or the D.L. Babson Money Market Fund, Inc., which is distributed by Jones & Babson, Inc. The minimum exchange amount is $500 provided this meets the minimum investment requirement of the Fund into which it is exchanged ($100 for Automatic Exchanges). Exchanges may or may not
be taxable depending on the shareholder's tax status.                   24

The Management Fee Covers the Investment Advisory Fee and All Other Normal Operating Costs

The Manager provides overall investment supervision of the Funds' portfolios and of the activities of the Adviser. The Manager also provides certain business management services to the Funds. Jones & Babson supplies the Funds with all other normal services not provided by the Manager. The management fee covers all normal operating costs, other than taxes, interest, fees and other charges of governments and their agencies (including the cost of qualifying the Funds' shares for sale in any jurisdiction), brokerage commissions, dues and extraordinary costs, if any. For its services, the Manager charges each Fund a fee based on an annual rate of one percent (1%) of average daily net assets of the particular Fund from which the Manager pays the Adviser an investment counsel fee of one-third of one percent (.33%) of average daily net assets and Jones & Babson an administrative services fee of one-third of one
percent (.33%) of average daily net assets.                             25

Dividend Policies

AFBA Five Star Balanced Fund and AFBA Five Star High Yield Fund will pay substantially all of their net investment income quarterly, usually in March, June, September and December. AFBA Five Star Equity Fund and AFBA Five Star USA Global Fund will pay dividends from net investment income semiannually, usually in June and December. It is contemplated that distributions from capital gains, if any, will be declared annually on or before December 31 for AFBA Five Star Balanced Fund. Distributions from capital gains, if any, will be declared semiannually, usually in June and December for AFBA Five Star Equity Fund, AFBA Five Star High Yield Fund and AFBA Five Star USA Global
Fund.                                                                   27

Taxes

The Funds will distribute substantially all of their net investment income each year in order to be exempt from federal income tax. Dividend and capital gains distributions will be taxable to each shareholder whether taken in cash or reinvested in additional shares depending upon the shareholder's tax
status.                                                                 27

Risk Factors

For a discussion of risk factors applicable to common stocks.           17

For a discussion of risk factors applicable to high yielding high risk
 debt securities.                                                       17

For a discussion of risk factors applicable to global operations. 	18

For a discussion of risk factors applicable to American Depository
 Receipts (ADRs).                                                       18

For a discussion of risk factors applicable to the Year 2000 Issue. 	18

For a discussion of risk factors applicable to covered call options. 	18

For a discussion of risk factors applicable to repurchase agreements.	19


Fund Expenses

                                        AFBA Five Star  AFBA Five Star  AFBA Five Star  AFBA Five Star
                                        Balanced Fund   Equity Fund     High Yield Fund USA Global Fund
Shareholder Transaction Expenses
Maximum sales load imposed
 on  purchases                           None            None            None            None
Maximum sales load imposed
 on reinvested dividends                 None            None            None            None
Deferred sales load                      None            None            None            None
Redemption fee                           None            None            None            None
Exchange fee                             None            None            None            None

Annual Fund Operating Expenses
 (as a percentage of average net assets)
Management fees                         1.00%           1.00%           1.00%           1.00%
12b-1 fees                               None            None            None            None
Other expenses (after expense
 limitation)*                            .08%            .04%            .08%            .04%
Total Fund operating expenses*          1.08%           1.04%           1.08%           1.04%

* Jones & Babson, Inc. has voluntarily agreed to assume certain expenses of the Funds so that the total annual operating expenses of a Fund will not exceed 1.08% of its average daily net assets. Absent Jones & Babson, Inc.'s actions to limit the operating expenses, the total operating expenses of the AFBA Five Star Balanced Fund and AFBA Five Star High Yield Fund would have been 1.10% and 1.11%, respectively, of each Fund's average net assets on an annualized basis. The expense percentages set forth above are based on each Fund's operations from inception (June 3, 1997) through the fiscal year ended March 31, 1998 and are shown on an annualized basis.

Examples

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                        1 Year  3 Years  5 Years  10 Years

AFBA Five Star Balanced Fund            $11     $34      $60      $132
AFBA Five Star Equity Fund              $11     $33      $57      $127
AFBA Five Star High Yield Fund          $11     $34      $60      $132
AFBA Five Star USA Global Fund          $11     $33      $57      $127

The above information is provided in order to assist you in understanding the various costs and expenses that a shareholder of each Fund will bear directly or indirectly. Such costs and expenses, including management fees, are explained in more detail in this prospectus. (See "Management and Investment Counsel.") The above Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return in the Examples is hypothetical and should not be considered a representation of future annual return. The actual return may be greater or less than the assumed amount.


Financial Highlights

AFBA Five Star Balanced Fund

The following financial highlights for the period from June 3, 1997 (inception date) to March 31, 1998 have been derived from audited financial statements of AFBA Five Star Balanced Fund and should be read in conjunction with the financial statements of the Fund and the report of Ernst & Young LLP, independent auditors, appearing in the March 31, 1998 Annual Report to Shareholders which is incorporated by reference into this prospectus.

                                                            June 3, 1997
                                                            (Inception Date)
                                                            to March 31, 1998*
Net asset value, beginning of period                        $     10.01
  Income from investment operations:
    Net investment income                                          0.25
    Net gains on securities (both realized and unrealized)         1.40
  Total from investment operations                                 1.65
  Less distributions:
    Dividends from net investment income                         (0.23)
    Distributions from capital gains                             (0.04)
  Total distributions                                            (0.27)
Net asset value, end of period                              $     11.39

Total return                                                     16.64%

Ratios/Supplemental Data
Net assets, end of period (in millions)                     $         2
Ratio of expenses to average net assets                           1.08%
Ratio of net investment income to average net assets              4.06%
Ratio of expenses to average net assets before
 voluntary expense reimbursement                                  1.10%
Ratio of net investment income to average net assets
 before voluntary expense reimbursement                           4.04%
Portfolio turnover rate                                             57%
Average commission paid per equity share traded             $    0.0447

*The Fund was capitalized on May 16, 1997 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share.
Initial public offering was made on June 3, 1997, at which time net asset value was $10.01 per share.
Ratios are annualized, except total return.


AFBA Five Star Equity Fund

The following financial highlights for the period from June 3, 1997 (inception date) to March 31, 1998 have been derived from audited financial statements of AFBA Five Star Equity Fund and should be read in conjunction with the financial statements of the Fund and the report of Ernst & Young LLP, independent auditors, appearing in the March 31, 1998 Annual Report to Shareholders which is incorporated by reference into this prospectus.

                                                            June 3, 1997
                                                            (Inception Date)
                                                            to March 31, 1998*
Net asset value, beginning of period                        $       10.01
  Income from investment operations:
    Net investment income                                            0.06
    Net gains on securities (both realized and unrealized)           1.81
  Total from investment operations                                   1.87
  Less distributions:
    Dividends from net investment income                           (0.05)
    Distributions from capital gains                               (0.06)
  Total distributions                                              (0.11)
Net asset value, end of period                              $       11.77

Total return                                                       18.81%

Ratios/Supplemental Data
Net assets, end of period (in millions)                     $           4
Ratio of expenses to average net assets                             1.04%
Ratio of net investment income to average net assets                0.94%
Portfolio turnover rate                                               76%
Average commission paid per equity share traded             $      0.0500

*The Fund was capitalized on May 16, 1997 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share.
Initial public offering was made on June 3, 1997, at which time net asset value was $10.01 per share.
Ratios are annualized, except total return.


AFBA Five Star High Yield Fund

The following financial highlights for the period from June 3, 1997 (inception date) to March 31, 1998 have been derived from audited financial statements of AFBA Five Star High Yield Fund and should be read in conjunction with the financial statements of the Fund and the report of Ernst & Young LLP, independent auditors, appearing in the March 31, 1998 Annual Report to Shareholders which is incorporated by reference into this prospectus.

                                                            June 3, 1997
                                                            (Inception Date)
                                                            to March 31, 1998*
Net asset value, beginning of period                        $       10.01
  Income from investment operations:
    Net investment income                                            0.34
    Net gains on securities (both realized and unrealized)           0.59
  Total from investment operations                                   0.93
  Less distributions:
    Dividends from net investment income                           (0.32)
    Distributions from capital gains                                 -
  Total distributions                                              (0.32)
Net asset value, end of period                              $       10.62

Total return                                                        9.37%

Ratios/Supplemental Data
Net assets, end of period (in millions)                     $           1
Ratio of expenses to average net assets                             1.08%
Ratio of net investment income to average net assets                5.51%
Ratio of expenses to average net assets before
 voluntary expense reimbursement                                    1.11%
Ratio of net investment income to average net assets
 before voluntary expense reimbursement                             5.48%
Portfolio turnover rate                                               31%

*The Fund was capitalized on May 16, 1997 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share.
Initial public offering was made on June 3, 1997, at which time net asset value was $10.01 per share.
Ratios are annualized, except total return.


AFBA Five Star USA Global Fund

The following financial highlights for the period from June 3, 1997 (inception date) to March 31, 1998 have been derived from audited financial statements of AFBA Five Star USA Global Fund and should be read in conjunction with the financial statements of the Fund and the report of Ernst & Young LLP, independent auditors, appearing in the March 31, 1998 Annual Report to Shareholders which is incorporated by reference into this prospectus.

                                                            June 3, 1997
                                                            (Inception Date)
                                                            to March 31, 1998*
Net asset value, beginning of period                        $       10.01
  Income from investment operations:
    Net investment income                                            0.07
    Net gains on securities (both realized and unrealized)           1.14
  Total from investment operations                                   1.21
  Less distributions:
    Dividends from net investment income                           (0.05)
    Distributions from capital gains                                 -
  Total distributions                                              (0.05)
Net asset value, end of period                              $       11.17

Total return                                                       12.16%

Ratios/Supplemental Data
Net assets, end of period (in millions)                     $           3
Ratio of expenses to average net assets                             1.04%
Ratio of net investment income to average net assets                1.07%
Portfolio turnover rate                                               42%
Average commission paid per equity share traded             $      0.0498

*The Fund was capitalized on May 16, 1997 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share.
Initial public offering was made on June 3, 1997, at which time net asset value was $10.01 per share.
Ratios are annualized, except total return.


Investment Objectives and Portfolio Management Policies

Each Fund's objectives and policies as described in this section will not be changed without approval of a majority of the Fund's outstanding shares.

AFBA Five Star Balanced Fund

AFBA Five Star Balanced Fund seeks both long-term capital growth and high current income. Long-term capital growth is intended to be achieved primarily by the Fund's investment in common stocks and secondarily by the Fund's investment in convertible bonds and convertible preferred stocks. High current income is intended to be achieved by the Fund's investment in corporate bonds, government bonds, mortgage-backed securities, convertible bonds, preferred stocks and convertible preferred stocks.

AFBA Five Star Balanced Fund will normally invest in a broad array of securities, diversified not only in terms of companies and industries, but also in terms of types of securities. The types of securities include common stocks, preferred stocks, convertible bonds, convertible preferred stocks, corporate bonds and government bonds. It is expected that the majority of common stocks purchased by the Fund will be large capitalization companies with most, if not all, listed on the New York Stock Exchange. Large capitalization stocks are considered to be those with capitalization in excess of $1 billion.

It is not the manager's intention to make wide use of NASDAQ traded, smaller capitalization common stocks. Smaller capitalization stocks are considered to be those with capitalization of less than $1 billion. The Fund may invest up to 75% of its assets in corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks. The manager expects that from time to time these securities may be rated below investment grade (BBB) or its equivalent by the major rating agencies. The manager believes this policy is justified given the adviser's view that these securities from time to time offer superior value and given the adviser's experience and substantial in-house credit research capabilities with higher yielding securities.

Securities rated Baa or higher by Moody's or BBB by Standard & Poor's or higher are classified as investment grade securities. Although securities rated Baa by Moody's and BBB by Standard & Poor's have speculative characteristics, they are considered to be investment grade. Such securities carry a lower degree of risk than lower rated securities. (See "Risk Factors Applicable to High Yielding High Risk Debt Securities.")

Securities rated below Baa by Moody's or BBB by Standard & Poor's are commonly known as junk bonds and are considered to be high risk. Yields on such bonds will fluctuate over time, and achievement of the Fund's investment objective may be more dependent on the Fund's own credit analysis than is the case for higher rated bonds. (See "Risk Factors Applicable to High Yielding High Risk Debt Securities.")

The Fund may also invest in high-yielding, high-risk corporate debt securities (so-called "junk bonds"). Up to 20% of the Fund's assets may be invested in debt securities which are rated less than B or are unrated.

The Fund will not invest in securities that, at the time of initial investment, are rated less than B by Moody's or Standard & Poor's. Securities that are subsequently downgraded in quality below B may continue to be held by the Fund, and will be sold only if the Fund's adviser believes it would be advantageous to do so. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's adviser, at least equivalent to a B rating by Moody's or Standard & Poor's.

Securities rated less than Baa by Moody's or BBB by Standard & Poor's are classified as non-investment grade securities. Such securities carry a high degree of risk and are considered speculative by the major credit rating agencies. (See "Risk Factors Applicable to High Yielding High Risk Debt Securities.")

The proportion of the Fund invested in each type of security is expected to change over time in accordance with the Manager's and Adviser's interpretations of economic conditions and underlying security values. However, it is expected that a minimum of 25% of the Fund's total assets will always be invested in fixed income senior securities and that a minimum of 25% of its total assets will always be invested in equity securities. When, in the Manager's and Adviser's judgment, market conditions warrant substantial temporary investments in high-quality money market securities, the Fund may do so.

The Fund is authorized to write (i.e. sell) covered call options on the securities in which it invests and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See "Risk Factors Applicable to Covered
Call Options.")

Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Investments in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's (P-1, P-2) and Standard & Poor's (A-1+, A-1, A-2).

The Fund may also invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks. For a discussion of these risks, see "Risk Factors Applicable to Repurchase Agreements."

There is no assurance that the Fund's objective of long-term growth of capital and high current income can be achieved. Portfolio turnover will be no more than is necessary to meet the Fund's objective.

AFBA Five Star Equity Fund

AFBA Five Star Equity Fund seeks long-term capital appreciation. Long-term capital appreciation is intended to be achieved primarily by the Fund's investment in common stocks. Realization of dividend income is a secondary consideration to the extent that it supplements the return on the Fund's investments and investment in the dividend-producing securities is consistent with achieving the Fund's objective of long-term capital appreciation.

The Fund will normally invest in a broad array of common stocks, in terms of companies and industries. It is expected that the majority of common stocks purchased in the Fund will be large capitalization companies with most, if not all, listed on the New York Stock Exchange. Large capitalization stocks are considered to be those with capitalization in excess of $1 billion.

The Fund may purchase foreign securities through dollar-denominated American Depository Receipts (ADRs), which do not involve the same direct currency and liquidity risks as securities denominated in foreign currency and which are issued by domestic banks and publicly traded in the United States. The Fund does not intend to invest directly in foreign securities or foreign currencies.

The Fund will invest at least 65% of its assets in common stocks under normal circumstances. When, in the Manager's judgment, market conditions warrant substantial temporary defensive investments in high-quality money market securities, the Fund may do so.

The Fund is authorized to write (i.e. sell) covered call options on the securities in which it invests and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See "Risk Factors Applicable to Covered
Call Options.")

Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Investments in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's (P-1, P-2) and Standard & Poor's (A-1+, A-1, A-2).

The Fund may also invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks. For a discussion of these risks, see "Risk Factors Applicable to Repurchase Agreements."

There is no assurance that the Fund's objective of long-term capital appreciation can be achieved. Portfolio turnover will be no more than is necessary to meet the Fund's objective.

AFBA Five Star High Yield Fund

AFBA Five Star High Yield Fund primarily seeks a high level of current income and secondarily, capital growth. The Fund invests primarily in a diversified portfolio of high-yielding fixed income securities. High current income is intended to be achieved by the Fund's investment in any fixed income securities, without restrictions, such as corporate bonds, government bonds, convertible bonds, preferred stocks and convertible preferred stocks. The Fund may not invest in foreign government bonds. Capital growth is intended to be achieved by the appreciation of fixed income and equity investments held in the Fund.

The Fund may invest up to 100% of its assets in any fixed income securities, including without limitation, corporate bonds, convertible bonds, preferred stocks and convertible preferred stocks. These securities may be rated below investment grade (BB/Ba and B/B) by the major rating agencies or, if unrated, are in the opinion of the Manager of similar quality. The Manager believes this policy is justified given the Manager's view that these securities from time to time offer superior value and given the Adviser's experience and substantial in-house credit research capabilities with higher yielding securities.

Securities rated Baa or higher by Moody's or BBB by Standard & Poor's or higher are classified as investment grade securities. Although securities rated Baa by Moody's and BBB by Standard & Poor's have speculative characteristics, they are considered to be "medium" investment grade. Such securities carry a lower degree of risk than lower rated securities.

Securities rated Baa and below by Moody's or BBB and below by Standard & Poor's are commonly known as "junk bonds" and are considered to be high risk. Yields on such bonds will fluctuate over time, and achievement of the Fund's investment objective may be more dependent on the Fund's own credit analysis than is the case for higher rated bonds. (See "Risk Factors Applicable to High Yielding High Risk Debt Securities.")

Up to 20% of the Fund's assets may be invested in debt securities which are rated less than B at the time of purchase or if unrated are in the opinion of the manager of similar quality. Securities rated B or higher at the time of purchase, which are subsequently downgraded, will not be subject to this limitation.

The lowest rating that may be held in the Fund is D, or that of defaulted securities. (See "Risk Factors Applicable to High Yielding High Risk Debt Securities.") The Fund will not purchase obligations that are in default, but may hold in the portfolio securities which go into default subsequent to acquisition by the Fund.

The proportion of the Fund invested in each type of security is expected to change over time in accordance with the manager's interpretation of economic conditions and underlying security values. However, it is expected that a minimum of 65% of the Fund's total assets will always be invested in fixed income securities and that a maximum of 10% of its total assets will be invested in equity securities. The Fund's flexible investment policy allows it to invest in securities with varying maturities; however, it is anticipated that the average maturity of securities acquired by the Fund will not exceed 15 years. The average maturity of the Fund will be generally ten years or less. The manager may look at a number of factors in selecting securities for the Fund's portfolio. These include the past, current and estimated future:
(1) financial strength of the issuer; (2) cash flow; (3) management; (4) borrowing requirements; and (5) responsiveness to changes in interest rates and business conditions. Sometimes the manager may believe that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions. To achieve a defensive posture, the manager may take any one or more of the following steps with respect to assets in the Fund's portfolio: (1) shortening the average maturity of the Fund's debt portfolio; (2) holding cash or cash equivalents; and (3) emphasizing high-grade debt securities. Taking a defensive posture as described above may involve a reduction in the yield on the Fund's portfolio.

The Fund is authorized to write (i.e. sell) covered call options on the securities in which it invests and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See "Risk Factors Applicable to Covered
Call Options.")

Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Investments in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's (P-1, P-2) and Standard & Poor's (A-1+, A-1, A-2).

The Fund may also invest in issues of the United States treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks, see "Risk Factors Applicable to Repurchase Agreements."

There is no assurance that the Fund's objective of a high level of current income and secondarily capital growth can be achieved. Portfolio turnover will be no more than is necessary to meet the Fund's objective.

 AFBA Five Star USA Global Fund

AFBA Five Star USA Global Fund seeks capital growth. Capital growth is intended to be achieved primarily by the Fund's investment in common stocks of companies based in the United States that receive greater than 40% of their revenues or pre-tax income from international operations, measured as of the preceding four completed quarters of business or the respective company's most recently completed fiscal year. At least 65% of the value of the Fund's total assets must be invested in at least three different countries. This diversification is achieved through the international operations of United States - based companies as described above. The Fund will invest in common stocks considered by the Manager to have above average potential for appreciation; income is a secondary consideration. Under normal circumstances, the Fund will invest a majority of its assets in common stocks listed on the New York Stock Exchange.

The Fund's manager believes that the investment policies of the Fund reduce or eliminate several risks associated with direct investment in foreign securities. Trading costs are usually higher in foreign countries because commission rates are generally fixed rather than negotiated, as in the United States. Liquidity risk is generally lowered because trading volumes are generally higher on United States exchanges. Many foreign stock exchanges require extended clearance and settlement periods, which can impair a manager from implementing specific investment policies. Finally, there is generally less enforcement of security laws and supervision of developing country stock exchanges.

When, in the manager's judgment, market conditions warrant substantial temporary defensive investments in high quality money market securities, the Fund may do so.

The Fund is authorized to write (i.e. sell) covered call options on the securities in which it invests and to enter into closing purchased transactions with respect to certain of such options. A covered call option is an option where the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. (See "Risk Factors Applicable to Covered Call Options.")

Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Investments in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's (P-1, P-2) and Standard & Poor's (A-1+, A-1, A-2).

The Fund may also invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. The use of repurchase agreements by the Fund involves certain risks. For a discussion of these risks, see "Risk Factors Applicable to Repurchase Agreements."

There is no assurance that the Fund's objective of capital growth can be achieved. Portfolio turnover will be no more than is necessary to meet the Fund's objective.

Repurchase Agreements

A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940, repurchase agreements are considered loans by a Fund.

A Fund will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Fund. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of the net assets of any Fund.

Each of the AFBA Five Star Funds may invest up to 25% of its assets under normal conditions in repurchase agreements. (See "Risk Factors Applicable to Repurchase Agreements.")

Asset-Backed Securities

AFBA Five Star High Yield Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short maturity loans such as automobile receivables, credit card receivables, other types of receivables or assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

Risk Factors

Risk Factors Applicable to Common Stocks

AFBA Five Star Equity Fund, AFBA Five Star Balanced Fund and AFBA Five Star USA Global Fund invest in common stocks. AFBA Five Star High Yield Fund may invest up to 10% of its assets in common stocks. The Funds are subject to market risk and perfor-mance risk. Market risk is the possibility that stock prices in general will decline over short or even extended periods of time. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Performance risk is the possibility that a fund's performance during a specific period may not meet or exceed that of the stock market as a whole.

Risk Factors Applicable to High Yielding High Risk Debt Securities
AFBA Five Star Balanced Fund and AFBA Five Star High Yield Fund invest in high-yielding, high-risk debt securities. Lower rated bonds involve a higher degree of credit risk, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities so affected. More careful analysis of the financial condition of each issuer of lower grade securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or, in the case of corporate issuers, individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by adverse economic conditions. Adverse publicity and investor perceptions, as well as new or proposed laws, may also have a negative impact on the market for high-yield/high-risk bonds.

Credit quality of high-yield/high-risk securities (so-called "junk bonds") can change suddenly and unexpectedly and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield/high-risk security. For these reasons, it is the Funds' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the manager's own independent and ongoing review of credit quality. As a mutual fund investing in fixed income securities, each of the Funds is subject primarily to interest rate, income and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. When interest rates rise, bond prices generally fall. Conversely, when interest rates fall, bond prices generally rise. The change in price depends on several factors, including the bond's maturity date. In general, bonds with longer maturities are more sensitive to interest rates than bonds with shorter maturities.

Each of the Funds is also subject to income risk, which is the potential for a decline in the respective Fund's income due to falling market interest rates.

In addition to interest rate and income risks, each Fund is subject to credit risk. Credit risk, also known as default risk, is the possibility that a bond issuer will fail to make timely payments of interest or principal to a Fund. The credit risk of a Fund depends on the quality of its investments. Reflecting their higher risks, lower-quality bonds generally offer higher yields (all other factors being equal). Ratings of debt securities are defined under the caption "Fixed Income Securities Described and Ratings."
Risk Factors Applicable to Global Operations

The risks to which the U.S. companies in which AFBA Five Star USA Global Fund plans to invest are exposed and, consequently, the concurrent risks experienced by the Fund as a result of investing in such companies include: the risk of fluctuations in the value of foreign currencies; adverse political and economic developments; and the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets. The performance of foreign currencies relative to the U.S. dollar and the relative strength of the U.S. dollar may be an important factor in the performance of the Fund.

Risk Factors Applicable to American Depository Receipts (ADRs)

Up to 25% of the AFBA Five Star Equity Fund's total assets may be invested in ADRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

Risk Factors Applicable to Year 2000 Issue

Like other mutual funds, as well as other financial and business organizations around the world, the Funds could be adversely affected if the computer systems used by Jones & Babson, Inc., AFBA Investment Management Company, Kornitzer Capital Management, Inc. and other service providers, in performing their administrative functions do not properly process and calculate date-related information and data as of and after January 1, 2000. This is commonly known as the "Year 2000 Issue." Jones & Babson, Inc., AFBA Investment Management Company and Kornitzer Capital Management, Inc. are taking steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

Risk Factors Applicable to Covered Call Options

Each of the AFBA Five Star Funds may engage in covered call option transactions as described herein. Up to 25% of a Fund's total assets may be subject to covered call options. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out a Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written.

Upon the termination of a Fund's obligation under a covered call option other than through exercise of the option, the Fund will realize a short-term capital gain or loss. Any gain realized by a Fund from the exercise of an option will be short- or long-term depending on the period for which the stock was held. The writing of covered call options creates a straddle that is potentially subject to the straddle rules, which may override some of the foregoing rules and result in a deferral of some losses for tax purposes.

Risk Factors Applicable to Repurchase Agreements

Each of the AFBA Five Star Funds may enter into repurchase agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss when the securities are sold. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Investment Restrictions

In addition to the investment objective and portfolio management policies set forth under the caption "Investment Objectives and Portfolio Management Policies," the Funds are subject to certain other restrictions which may not be changed without approval of the lesser of: (1) at least 67% of the voting securities present at a meeting if the holders of more than 50% of the outstanding securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Among these restrictions, the more important ones are that the Fund will not purchase the securities of any issuer if more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would hold more than 10% of any class of securities of such issuer; the Fund will not make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); and the Fund will not borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments; and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1. The Fund will not buy securities while borrowings are outstanding. The full text of these restrictions is set forth in the "Statement of Additional Information."

Performance Measures

From time to time, each of the Funds may advertise its performance in various ways, as summarized below. Further discussion of these matters also appears in the "Statement of Additional Information." A discussion of each Fund's performance is included in the Funds' Annual Report to Shareholders which is available from the Funds upon request at no charge.

Total Return

The Funds may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the respective Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the respective Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Yield

AFBA Five Star Balanced Fund and AFBA Five Star High Yield Fund may advertise a yield figure derived by dividing the Fund's net investment income per share during a 30-day base period by the per share price on the last day of the base period.

Performance Comparisons

In advertisements or in reports to shareholders, each of the Funds may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, AFBA Five Star Funds may compare their performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. AFBA Five Star Balanced Fund, AFBA Five Star Equity Fund and AFBA Five Star USA Global Fund may compare their performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks; the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE; or the Consumer Price Index. AFBA Five Star Balanced Fund may compare its performance to a hypothetical equal weighted composite of the S&P 500 and the Merrill Lynch Bond Fund Index, an unmanaged index of corporate bond funds. AFBA Five Star High Yield Fund may compare its performance to the Shearson/Lehman Government/Corporate Index, an unmanaged index of government and corporate bonds, the Merrill Lynch Corporate Bond Index, an unmanaged index of corporate bonds, the Merrill Lynch High Yield Bond Fund Index, an unmanaged index of high yield bond funds, or the Consumer Price Index. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week, Morningstar, Investor's Business Daily, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune and Barron's, may also be used in comparing performance of the Funds. Performance comparisons should not be considered as representative of the future performance of any Fund. Further information regarding the performance of the AFBA Five Star Funds is contained in the "Statement of Additional Information."

Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today and Fortune, may also be cited (if any of the Funds are listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Income and Safety, The Mutual Fund Letter, No-Load Fund Investor, United Mutual Fund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street Newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Company Service and Donoghue's Mutual Fund Almanac.

How to Purchase Shares

You must specify the Fund in which you desire to invest on your application form. Failure to do so will result in the application and your check or bank wire being returned to you.

Shares are purchased at net asset value (no sales charge) from the Fund through its agent, Jones & Babson, Inc. To complete a purchase order by mail, wire or telephone, please provide information detailed below. For information or assistance call toll free 1-888-578-2733. If an investor wishes to engage the services of any other broker to purchase (or redeem) shares of the Fund, a fee may be charged by such broker. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

You do not pay a sales commission when you buy shares of the Funds. Shares are purchased at the Fund's net asset value (price) per share next effective after a purchase order and payment have been received and accepted by the Fund. In the case of certain institutions which have made satisfactory payment arrangements with a Fund, orders may be processed at the net asset value per share next effective after a purchase order has been received and accepted by the Fund.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offerings made by this prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of a Fund and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Funds' special investment programs. The Funds reserve the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that a Fund sustains a loss as the result of failure by a purchaser to make payment, the Fund's Distributor, Jones & Babson, will cover the loss.

Initial Investments

Initial investments - By mail. You may open an account and make an investment by completing and signing the application which accompanies this prospectus. The minimum initial purchase is $500 unless your purchase is pursuant to an IRA or the Uniform Transfers (Gifts) to Minors Act, in which case the minimum initial purchase is $250. The minimum initial investment is reduced to $100 when an Automatic Monthly Investment Plan is established. Make your check payable to UMB Bank c/f AFBA Five Star Fund. Mail your application and check to:

        The AFBA Five Star Fund
        P.O. Box 419757
        Kansas City, MO 64141-6757

Initial investments - By wire. You may purchase shares of a Fund by wiring the purchase price ($500 minimum) through the Federal Reserve Bank to the custodian, UMB Bank, n.a. Prior to sending your money, you must call the Fund toll free 1-888-578-2733 and provide the identity of the registered account owner, the registered address, the Social Security or Taxpayer Identification Number of the registered owner, the amount being wired, the name and telephone number of the wiring bank and the person to be contacted in connection with the order. You will then be provided a Fund account number, after which you should instruct your bank to wire the specified amount, along with the account number and the account registration to:

UMB Bank, n.a.
Kansas City, Missouri, ABA #101000695

For:
AFBA Five Star Balanced Fund/AC= 987084-1061
AFBA Five Star Equity Fund/AC= 987084-1126
AFBA Five Star High Yield Fund/AC= 987084-1150
AFBA Five Star USA Global Fund/AC= 987084-1185
OBI=(assigned Fund number and name in which registered)

A completed application must be sent to the Fund as soon as possible so the necessary remaining information can be recorded in your account. Payment of redemption proceeds may be delayed until the completed application is received by the Fund.

Investments Subsequent to Initial Investment

You may add to your Fund account at any time in amounts of $100 or more if purchases are made by mail, or $500 or more if purchases are made by wire, or $100 or more if purchases are made by telephone purchase. Automatic monthly investments must be in amounts of $50 or more.

Checks should be made payable to UMB Bank c/f AFBA Five Star Fund and mailed to the Fund at:

        P.O. Box 419779
        Kansas City, MO 64141-6779

Always identify your account number or include the detachable reminder stub which accompanies each confirmation.

Wire share purchases should include your account registration, your account number and the AFBA Five Star Fund in which you are purchasing shares. It also is advisable to notify the Fund by telephone that you have sent a wire purchase order to the bank.

Telephone Investment Service

To use the Telephone Investment Service, you must first establish your Fund account and authorize telephone orders in the application form, or, subsequently, on a special authorization form provided upon request. If you elect the Telephone Investment Service, you may purchase Fund shares by telephone and authorize the Fund to draft your checking account ($100 minimum) for the cost of the shares so purchased. Debits to your checking account would be processed through the Automated Clearing House (ACH). You will receive the next available price after the Fund has received your telephone call. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are followed, the Funds will not be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to, requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

The Funds reserve the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its shareholders.

Automatic Monthly Investment Plan

You may elect to make monthly investments in a constant dollar amount from your checking account ($50 minimum, after an initial investment of $100 or more for any account). The relevant Fund will draft your checking account on the same day each month in the amount you authorize on your application, or, subsequently, on a special authorization form provided upon request. Debits to your checking account would be processed through the Automated Clearing House
(ACH). Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. If the date selected falls on a day upon which the Fund's shares are not priced, investment will be made on the first date thereafter upon which the Fund's shares are priced. The Funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

The Funds reserve the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its shareholders.

How to Redeem Shares

Each of the Funds will redeem shares at the price (net asset value per share) next computed after receipt of a redemption request in "good order." (See "How Share Price is Determined.")

A written request for redemption, together with an endorsed share certificate where a certificate has been issued, must be received by the Fund in order to constitute a valid tender for redemption. For authorization of redemptions by a corporation, it will also be necessary to have an appropriate certified copy of resolutions on file with the Fund before a redemption request will be considered in "good order." In the case of certain institutions which have made satisfactory redemption arrangements with a Fund, redemption orders may be processed by facsimile or telephone transmission at net asset value per share next effective after receipt by the Fund. If an investor wishes to engage the services of any other broker to redeem (or purchase) shares of any Fund, a fee may be charged by such broker.

To be in "good order" the request must include the following:

(1) A written redemption request or stock assignment (stock power) containing the genuine signature of each registered owner exactly as the shares are registered, with clear identification of the account by registered name(s) and account number and the number of shares or the dollar amount to be redeemed;

(2) any outstanding stock certificates representing shares to be redeemed;

(3)     signature guarantees as required (see Signature Guarantees); and

(4) any additional documentation which the Fund may deem necessary to insure a genuine redemption.

Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries and others who hold shares in a representative or nominee capacity such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Fund well ahead of an anticipated redemption in order to avoid any possible delay.

Requests which are subject to special conditions or which specify an effective date other than as provided herein cannot be accepted. All redemption requests must be transmitted to the relevant Fund at:

        P.O. Box 419757
        Kansas City, MO 64141-6757

Each of the Funds will endeavor to transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but in no event later than the third business day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

Redemptions will not become effective until all documents in the form required have been received. In the case of redemption requests made within 15 days of the date of purchase, the Fund will delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first. You can avoid the possibility of delay by paying for all of your purchases with a transfer of federal funds.

Signature Guarantees are required in connection with all redemptions by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by a Fund in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. Signature(s) must be guaranteed by an "eligible guarantor institution" as defined Rule l7Ad-15 the Securities Exchange Act of 1934. Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions;
(2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.

Signature guarantees will be waived for mail redemptions of $10,000 or less, but they will be required if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s), or where there appears to be a pattern of redemptions designed to circumvent the signature guarantee requirement, or where a Fund has other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.

The right of redemption may be suspended or the date of payment postponed beyond the normal three-day period when the New York Stock Exchange is closed or under emergency circumstances as determined by the Securities and Exchange Commission. Further, each of the Funds reserves the right to redeem its shares in kind under certain circumstances. If shares are redeemed in kind, the shareholder may incur brokerage costs when converting into cash. Redemptions in kind must be in the form of readily marketable securities. Additional details are set forth in the "Statement of Additional Information."

Due to the high cost of maintaining smaller accounts, the Board of Directors has authorized each of the Funds to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

Systematic Redemption Plan

If you own shares in an open account valued at $10,000 or more, and desire to make regular monthly or quarterly withdrawals without the necessity and inconvenience of executing a separate redemption request to initiate each withdrawal, you may enter into a Systematic Withdrawal Plan by completing forms obtainable from the Fund. For this service, the manager may charge you a fee not to exceed $1.50 for each withdrawal. Currently the manager assumes the additional expenses arising out of this type of plan, but it reserves the right to initiate such a charge at any time in the future when it deems it necessary. If such a charge is imposed, participants will be provided 30 days notice.

Subject to a $50 minimum, you may withdraw each period a specified dollar amount. Shares also may be redeemed at a rate calculated to exhaust the account at the end of a specified period of time.

Dividends and capital gains distributions must be reinvested in additional shares. Under all withdrawal programs, liquidation of shares in excess of dividends and distributions reinvested will diminish and may exhaust your account, particularly during a period of declining share values.

You may revoke or change your plan or redeem all of your remaining shares at any time. Withdrawal payments will be continued until the shares are exhausted or until the Fund or you terminate the plan by written notice to the other.

How to Exchange Shares Between Funds

Shareholders may exchange their Fund shares, which have been held in open account for 15 days or more, and for which good payment has been received and accepted, for identically registered shares of any other AFBA Five Star Fund or D.L. Babson Money Market Fund, Inc. which is authorized for sale in the state of residence of the investor, provided that the minimum amount exchanged has a value of $500 and meets the minimum investment requirement of the Fund into which it is exchanged. Automatic exchanges ($100 minimum) are also available and once started, will continue monthly until all shares are exchanged or until you terminate the Automatic Exchange authorization.

To authorize the Telephone/Telegraph Exchange Privilege, all registered owners must sign the appropriate section on the original application, or the Fund must receive a special authorization form, provided upon request. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Funds reserve the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time and without prior notice under any circumstances, where continuance of these privileges would be detrimental to the Fund or its shareholders, such as an emergency, or where the volume of such activity threatens the ability of the Fund to conduct business, or under any other circumstances, upon 60 days written notice to shareholders. The Funds will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are followed, the Funds will not be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

Exchanges by mail may be accomplished by a written request properly signed by all registered owners identifying the account by name and number, the number of shares or dollar amount to be redeemed for exchange and the Fund into which the account is being transferred.

If you wish to exchange part or all of your shares in the Fund for shares of another AFBA Five Star Fund or D.L. Babson Money Market Fund, Inc., you should review the prospectus of the Fund to be purchased, which can be obtained from Jones & Babson. Any such exchange will be based on the respective net asset values of the shares involved. An exchange between Funds involves the sale of an asset. Unless the shareholder account is tax-deferred, this is a taxable event.

How Share Price is Determined

In order to determine the price at which new shares will be sold and at which issued shares presented for redemption will be liquidated, the net asset value per share of each Fund is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors sets at least annually, except on days on which changes in the value of portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by a Fund, or customary holidays. For a list of the holidays during which the Funds are not open for business, see "How Share Price is Determined" in the "Statement of Additional Information."

The price at which new shares of a Fund will be sold and at which issued shares presented for redemption will be liquidated is computed once daily at 4:00 P.M. (Eastern Time), except on those days when the Fund is not open for business. The AFBA Five Star Equity Fund can be found in the financial press under the ticker symbol AFBEX.

The per share calculation is made by subtracting from each of the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. Each security listed on an exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, each of the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. Lacking sales, the security is valued at the mean between the current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

Officers and Directors

The officers of the Company manage its day-to-day operations. The Manager and the officers of the Company are subject to the supervision and control of the Board of Directors. A list of the officers and directors of the Company and a brief statement of their present positions and principal occupations during the past five years is set forth in the "Statement of Additional Information."

Management and Investment Counsel
The Manager is registered as an investment adviser under the Investment Advisers Act of 1940. It organized the Company in 1997, and acts as its investment and business manager. Pursuant to the current Management Agreement for the AFBA Five Star Fund, the Manager is responsible for providing or obtaining all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; remuneration of officers, directors and other personnel; rent; shareholder services, including the maintenance of the shareholder accounting system and transfer agency; and such other items as are incidental to corporate administration.

Not considered normal operating expenses and therefore payable by each of the Funds are taxes; interest; fees and other charges of governments and their agencies, including the cost of qualifying the Funds' shares for sale in any jurisdiction; brokerage costs; dues; and all extraordinary costs and expenses including but not limited to legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which a Fund, its officers or directors may be subject or a party thereto.

As part of the Management Agreement, the Manager employs at its own expense Kornitzer Capital Management, Inc. (previously defined as the "Adviser") as its investment counsel to assist in the investment advisory function for AFBA Five Star Balanced Fund, AFBA Five Star Equity Fund, AFBA Five Star High Yield Fund and AFBA Five Star USA Global Fund. The Adviser is an independent investment counseling firm founded in 1989, which is registered as an investment adviser under the Investment Advisers Act of 1940. It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for the Manager and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The cost of the services of the Adviser is included in the fee of the Manager under the Management Agreement. The Management Agreement limits the liability of the Manager and the Adviser, as well as their officers, directors and personnel, to acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The organizational arrangements of the adviser require that all investment decisions be made by committee, and no person is primarily responsible for making recommen-dations to that committee.

As compensation for all the foregoing services, AFBA Five Star Balanced Fund, AFBA Five Star Equity Fund, AFBA Five Star High Yield Fund and AFBA Five Star USA Global Fund each pay the Manager a fee at the annual rate of one percent (1%) of average daily net assets from which the Manager pays the Adviser a fee of one-third of one percent (.33%) of average daily net assets for investment counsel services, and also pays Jones & Babson a fee of one-third of one percent (.33%) for administrative and other services provided to the Funds, which are not otherwise provided by the Manager. These fees are computed daily; the fee to the Manager is paid semimonthly, and the fees to the Adviser and Jones & Babson are paid monthly. The total expenses of AFBA Five Star Balanced Fund for the period ended March 31, 1998 amounted to 1.08%. The total expenses of AFBA Five Star Equity Fund for the period ended March 31, 1998 amounted to 1.04%. The total expenses of AFBA Five Star High Yield Fund for the period ended March 31, 1998 amounted to 1.08%. The total expenses of AFBA Five Star USA Global Fund for the period ended March 31, 1998 amounted to 1.04%.

For the current fiscal year, Jones & Babson has voluntarily agreed to assume certain expenses of the Funds so that a Fund's total annual operating expenses will not exceed 1.08% of its average daily net assets.
Certain officers and directors of the Company are also officers or directors or both of the Manager, Jones & Babson or the Adviser.

AFBA Investment Management Company is a wholly owned subsidiary of Armed Forces Benefit Services, Inc. ("AFBSI"). The Manager has not previously served as manager of an investment company. AFBSI is a for-profit services entity which is wholly-owned by Armed Forces Benefit Association ("AFBA"). All voting stock of AFBSI is held in a voting trust, with sole voting power for the trust held by Lieutenant General C.C. Blanton, a director of the Company. AFBA is a voluntary employee benefit association organized under Internal Revenue Code Section 501(c)(9), the membership of which is open to federal employees and uniform services members and their dependents.

Kornitzer Capital Management, Inc. is a closely held corporation and has limitations in the ownership of its stock designed to maintain control in those who are active in management. Owners of 5% or more of Kornitzer Capital Management, Inc. are John C. Kornitzer, Kent W. Gasaway, Willard R. Lynch, Thomas W. Laming and Susan Stack.

Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America, which is considered to be a controlling person under the Investment Company Act of 1940. Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America. Mediobanca is a 5% owner of Assicurazioni Generali S.p.A.

The current Management Agreement between the Company and the Manager, which includes the Investment Counsel Agreement between the Manager and the Adviser, will continue in effect until October 31, 1998. The Agreements will continue automatically for successive annual periods ending each October 31 so long as such continuance is specifically approved at least annually by the Board of Directors of the Company or by the vote of a majority of the outstanding voting securities of the respective Fund, and, provided also that such continuance is approved by the vote of a majority of the directors who are not parties to the Agreements or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. Both Agreements provide that either party may terminate by giving the other 60 days written notice. The Agreements terminate automatically if assigned by either party, as required under the Investment Company Act of 1940.

General Information and History

The Company was incorporated in Maryland on January 9, 1997. The Articles of Incorporation permit the Directors to issue 40,000,000 shares of common stock in various series or classes (sub-series), with a par value of $1.00 per share. Each series of shares, in effect, represents a separate mutual fund, with each share of a series representing a pro rata interest in a separate pool of investments held by the series, managed according to specified investment objectives and policies. The Company is currently authorized to issue four series of shares (10,000,000 shares each) which consist of AFBA Five Star Balanced Fund, AFBA Five Star Equity Fund, AFBA Five Star High Yield Fund and the AFBA Five Star USA Global Fund. All shares of the same series have like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Company as a whole; (2) equal voting rights with other shares of the series with respect to matters which only affect that series; and (3) equal dividend, distribution and redemption rights to the assets of the series. Shares when issued are fully paid and non-assessable. The Funds may create other series of stock but will not issue any senior securities. Shareholders do not have pre-exemptive or conversion rights.

Non-cumulative voting - The shares of the series of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the Company's shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Maryland General Corporation Law permits registered investment companies, such as the Funds, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. There are procedures whereby the shareholders may remove directors. These procedures are described in the "Statement of Additional Information" under the caption "Officers and Directors." The Company has adopted the appropriate provisions in its By-Laws and may not, at its discretion, hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of any investment management agreement; (3) ratification of the selection of independent auditors; and (4) approval of a distribution plan. As a result, the Company does not intend to hold annual meetings.

This prospectus omits certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. These items may be inspected at the offices of the Commission or obtained from the Commission upon payment of the fee prescribed.

Dividends, Distributions and Their Taxation

The AFBA Five Star Balanced Fund and the AFBA Five Star High Yield Fund pay dividends from net investment income quarterly, usually in March, June, September and December. The AFBA Five Star Equity Fund and the AFBA Five Star USA Global Fund pay dividends from net investment income semiannually, usually in June and December. Distributions from capital gains realized on the sale of securities, if any, will be declared by the AFBA Five Star Balanced Fund annually on or before December 31 and by the AFBA Five Star Equity Fund, AFBA Five Star High Yield Fund and AFBA Five Star USA Global Fund semiannually, usually in June and December. Dividend and capital gains distributions will be reinvested automatically in additional shares at the net asset value per share computed and effective at the close of business on the day after the record date, unless the shareholder has elected on the original application, or by written instructions filed with the Fund, to have them paid in cash.

Each of the Funds has qualified and intends to continue to qualify for taxation as a "regulated investment company" under the Internal Revenue Code so that a Fund will not be subject to federal income tax to the extent that it distributes its income to its shareholders. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Internal Revenue Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets. Dividends, either in cash or in reinvested shares, paid by a Fund from net investment income will be taxable to shareholders as ordinary income, and may qualify in part for the 70% dividends-received deduction for corpora-tions. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by the Fund from domestic (U.S.) sources. Each Fund will send to shareholders information each year regarding dividend income which qualifies for such treatment.

Dividends from net investment income or net short-term gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. Whether paid in cash or additional shares of a Fund, and regardless of the length of time Fund shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. The Funds do not try to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of the Funds' management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before a record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Taxpayer Relief Act of 1997 created a category of long-term capital gains for individual taxpayers that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when a Fund's portfolio securities were sold and how long they were held by a Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in the "Statement of Additional Information," or should contact their personal tax advisors. Shareholders are notified annually by the Funds as to federal tax status of dividends and distributions paid by the Funds. Such dividends and distributions may also be subject to state and local taxes.

Exchange and redemption of a Fund's shares are taxable events for federal income tax purposes. Shareholders may also be subject to state and municipal taxes on such exchanges and redemptions. Any loss incurred on a sale or exchange of a Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. You should consult your tax advisor with respect to the tax status of distributions from a Fund in your state and locality.

Dividends declared in October, November or December and made payable to shareholders of record in such a month are deemed to have been paid by the Fund and received by shareholders on December 31 of such year, so long as the dividends are actually paid before February 1 of the following year.

To comply with IRS regulations, the Funds are required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their application, or on a separate form supplied by the Fund, that their Social Security or Taxpayer Identification Number provided is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding.

The federal income tax status of all distributions will be reported to shareholders each January as a part of the annual statement of shareholder transactions. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

The tax discussion set forth above is included herein for general information only. Prospective investors should consult their own tax advisors with respect to the tax consequences to them of an investment in any Fund.

Description of Securities Ratings

Fixed Income Securities Described and Ratings

Description of Bond Ratings:

Standard & Poor's Corporation (S&P)

AAA - Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA - High Grade. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A - Upper-medium Grade. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominately reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. (Moody's)
Aaa - Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Upper-medium Grade. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Shareholder Services

The Funds, the Manager and Jones & Babson offer shareholders a broad variety of services described throughout this prospectus. In addition, the following services are available:

Automatic Monthly Investment - You may elect to make monthly investments in a constant dollar amount from your checking account ($50 minimum, after an initial investment of $100 or more). A Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request.

Automatic Reinvestment - Dividends and capital gains distributions may be reinvested automatically, or shareholders may elect to have dividends paid in cash and capital gains reinvested, or to have both paid in cash.

Telephone Investments - You may make investments of $100 or more by telephone if you have authorized such investments in your application, or, subsequently, on a special authorization form provided upon request. (See "Telephone Investment Service.")

Automatic Exchange - You may exchange shares from your account ($100 minimum) in any of the AFBA Five Star Funds for shares to be held in an identically registered account in any other AFBA Five Star Fund or the D.L. Babson Money Market Fund, Inc., according to your instructions. Monthly exchanges will be continued until all shares have been exchanged or until you terminate the Automatic Exchange authorization. A special authorization form will be provided upon request.

Transfer of Ownership - A shareholder may transfer shares to another shareholder account. The requirements which apply to redemptions apply to transfers. A transfer to a new account must meet initial investment requirements.

Systematic Redemption Plan - Shareholders who own shares in open account valued at $10,000 or more may arrange to make regular withdrawals without the necessity of executing a separate redemption request to initiate each withdrawal.

Sub-Accounting - Keogh and corporate tax qualified retirement plans, as well as certain other investors who must maintain separate participant accounting records, may meet these needs through services provided by the Funds' Administrator, Jones & Babson, Inc. Investment minimums may be met by accumulating the separate accounts of the group. Although there is currently no charge for sub-accounting, the Funds and their Manager reserve the right to make reasonable charges for this service.

Prototype Retirement Plans - Jones & Babson, Inc. offers a defined contribution prototype plan - The Universal Retirement Plan - which is suitable for all who are self-employed, including sole proprietors, partnerships and corporations. The Universal Prototype includes both money purchase pension and profit-sharing plan options.

Individual Retirement Accounts - Also available are the following Individual Retirement Accounts (IRAs):

Traditional IRA: The IRS has increased the phase-out ranges for deductible contributions. The IRA uses the IRS model form of plan and provides an excellent way to accumulate a retirement fund which will earn tax-deferred dollars until withdrawn. An IRA may also be used to defer taxes on certain distributions from employer-sponsored retirement plans. You may contribute up to $2,000 of compensation each year ($4,000 if a spousal IRA is established), some or all of which may be deductible. Consult your tax advisor concerning the amount of the tax deduction, if any, as well as the best IRA for your financial goals.

Roth IRA: Unlike the traditional IRA, contributions are non-deductible, however, distribution will be exempt from federal taxes provided that, at the time of withdrawal, the IRA has been held for five years and (1) the account holder is 59-1/2 years old or (2) the withdrawals are used to purchase a first home. The maximum contribution to a Roth IRA is $2,000 and eligibility is subject to restrictions. Traditional IRAs may be converted into Roth IRAs. Consult your tax advisor to determine the best IRA for your financial goals.

Simplified Employee Pensions (SEPs) - The IRA may be used with IRS Form 5305
- SEP to establish a SEP-IRA, to which the self-employed individual may contribute up to 15% of net earned income or $30,000, whichever is less. A SEP-IRA offers the employer the ability to make the same level of deductible contributions as a Profit-Sharing Plan with greater ease of administration, but less flexibility in plan coverage of employees.

Shareholder Inquiries

Telephone inquiries may be made toll free to the Funds, 1-800-243-9865. Shareholders may address written inquiries to the Funds at:

Mailing Addresses

For Subsequent Purchases:
AFBA Five Star Fund, Inc.
P.O. Box 419779
Kansas City, MO 64141-6779

For All Other Correspondence:
AFBA Five Star Fund, Inc.
P.O. Box 419757
Kansas City, MO 64141-6757

Overnight Deliveries
AFBA Five Star Fund, Inc.
c/o Jones & Babson, Inc.
700 Karnes Blvd.
Kansas City, MO 64108-3306

MANAGER
AFBA Investment Management Company
909 N. Washington Street
Alexandria, Virginia

INVESTMENT COUNSEL
Kornitzer Capital Management, Inc.
Shawnee Mission, Kansas

INDEPENDENT AUDITORS
Ernst & Young LLP
Kansas City, Missouri

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a.
Kansas City, Missouri

UNDERWRITER AND DISTRIBUTOR
Jones & Babson Inc.
Kansas City, Missouri

AFBA Five Star Fund SM

AFBA Five Star Balanced Fund
AFBA Five Star Equity Fund
AFBA Five Star High Yield Fund
AFBA Five Star USA Global Fund

AFBA Investment Management Company
909 N. Washington Street
Alexandria, Virginia 22314
1-800-243-9865

Shareholder Inquiries 1-888-578-2733


JB17D                           7/98



PART B

AFBA FIVE STAR FUND, INC.

consisting of:

AFBA FIVE STAR BALANCED FUND
AFBA FIVE STAR EQUITY FUND
AFBA FIVE STAR HIGH YIELD FUND
AFBA FIVE STAR USA GLOBAL FUND

STATEMENT OF ADDITIONAL INFORMATION

July 31, 1998

This Statement is not a Prospectus but should be read in conjunction with the Funds' current Prospectus dated July 31, 1998. To obtain the
Prospectus please call the Fund
toll free at 1-800-243-9865.

        TABLE OF CONTENTS

                                                        Page

        Investment Objectives and Policies              1
        Portfolio Transactions                          1
        Investment Restrictions                         2
        Performance Measures                            2
        How the Funds' Shares are Distributed           3
        How Share Purchases are Handled                 4
        Redemption of Shares                            4
        Dividends, Distributions and Taxes              5
        Signature Guarantees                            6
        Management and Investment Counsel               7
        How Share Price is Determined                   8
        Officers and Directors                          9
        Custodian                                       10
        Independent Auditors                            11
        Description of Commercial Paper Ratings         11
        Financial Statements                            12



JB55	7/98

INVESTMENT OBJECTIVES AND POLICIES

The following policies supplement the Funds' investment objectives and policies set forth in the prospectus.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Funds are made by AFBA Investment Management Company (the "Manager") pursuant to recommendations by Kornitzer Capital Management, Inc., investment counsel to the Funds (the "Adviser"). Officers of the Funds and the Manager are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities. In instances where securities are purchased on a commission basis, each of the Funds will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

Each of the Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

Each of the Funds believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the respective Fund, when acting on its behalf, as well as for any research or other services provided to the respective Fund. The Funds may execute a substantial portion of portfolio transactions through brokerage firms which are members of the New York Stock Exchange or through other major securities exchanges. When buying securities in the over-the-counter market, each of the Funds will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services. However, each of the Funds reserves the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Board of Directors of the AFBA Five Star Fund, Inc. (the "Company") Company and the Manager.

Since the Funds do not market their shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of their shares which may be made through such firms. However, they may place portfolio orders with qualified broker-dealers who recommend the Funds to other clients, or who act as agent in the purchase of the Funds' shares for their clients.

Research services furnished by broker-dealers may be useful to the Funds' Manager or Adviser in serving other clients, as well as the respective Funds. Conversely, the Funds may benefit from research services obtained by the Manager or Adviser from the placement of portfolio brokerage of other clients.

When it appears to be in the best interest of its shareholders, each of the Funds may join with other clients of the Manager or Adviser in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed among the Funds and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

AFBA Five Star Balanced Fund's annualized turnover for the period from June 3, 1997 (inception) to March 31, 1998 was
57%. Commissions paid during the period ended March 31, 1998 amounted to $1,303.55.

AFBA Five Star Equity Fund's annualized turnover for the period from June 3, 1997 (inception) to March 31, 1998 was
76%. Commissions paid during the period ended March 31, 1998 amounted to $5,507.30.

AFBA Five Star High Yield Fund's annualized turnover for the period from June 3, 1997 (inception) to March 31, 1998 was
31%. Commissions paid during the period ended March 31, 1998 amounted to $123.60.

AFBA Five Star USA Global Fund's annualized turnover for the period from June 3, 1997 (inception) to March 31, 1998 was
42%. Commissions paid during the period ended March 31, 1998 amounted to $3,051.80.

INVESTMENT RESTRICTIONS

In addition to the investment objective and portfolio management policies set forth in the Prospectus under the caption "Investment Objectives and Portfolio Management
Policies," the following restrictions also may not be changed without approval by the "holders of a majority of the outstanding shares" of a Fund.

Each Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate, commodities or futures contracts; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short, except that the Fund may write covered call options; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest; (11) borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (12) make itself or its assets liable for the indebtedness of others; (13) invest in securities which are assessable or involve unlimited liability; or (14) purchase any securities which would cause 25% or more of the Fund's total assets at the time of such purchase to be invested in any one industry.

PERFORMANCE MEASURES

From time to time, the AFBA Five Star Balanced Fund and the AFBA Five Star High Yield Fund may quote their yield in advertisements, shareholder reports or other communications to shareholders. Yield is calculated according to the following SEC standardized formula.

Current yield reflects the income per share earned by a Fund's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

The SEC standardized yield formula is as follows:

        Yield   =       2[(a-b+l)-l]
                                 cd

        Where:

        a       =       dividends and interest earned during the period
        b       =       expenses accrued for the period (net of
                        reimbursements)
        c       =       the average daily number of shares outstanding
                        during the period that were entitled to receive
                        income distributions
        d       =       the maximum offering price per share on the last
                        day of the period

Total Return

Each of the AFBA Five Star Fund's "average annual total return" figures will be computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

        P(1+T)n =       ERV

        Where:

        P       =       a hypothetical initial payment of $1000

        T       =       average annual total return

        n       =       number of years

        ERV     =       Ending Redeemable Value of a hypothetical $1000
                        payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or fractional portions thereof).

The table below shows the average total return for each of the Funds for the specified period:

                AFBA FIVE       AFBA FIVE       AFBA FIVE       AFBA FIVE
                STAR            STAR            STAR            STAR
                BALANCED        EQUITY          HIGH YIELD      USA GLOBAL
                FUND            FUND            FUND            FUND

From 6/3/97
(inception)
to 3/31/98
                16.64%          18.81%          9.37%           12.16%

HOW THE FUNDS' SHARES ARE DISTRIBUTED

Jones & Babson, Inc. ("Jones & Babson"), as agent of the Funds, agrees to supply its best efforts as sole distributor of the Funds' shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges.

Jones & Babson does not receive any fee or other compensation under the Underwriting Agreement relating to the AFBA Five Star Fund, which continues in effect until October 31, 1998, and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Company's Board of Directors, including a majority of those Directors who are not parties to such Agreement or interested persons of any such party. The Agreement terminates automatically if assigned by either party or upon 60 days written notice by either party to the other.

Jones & Babson also acts as sole distributor of the shares of David L. Babson Growth Fund, Inc., D. L. Babson Bond Trust, D. L. Babson Money Market Fund, Inc., D. L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout Capital Preservation Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc. and Buffalo Small Cap Fund, Inc.

HOW SHARE PURCHASES ARE HANDLED

Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after an order is accepted by a Fund.

Each investment is confirmed by a year-to-date statement which provides the details of the transactions, in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares which you purchase are held by a Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. There is no charge for the first certificate issued. A charge of $3.50 will be made for any replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after a Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Fund arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of a Fund and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which include shareholders of the Funds' special investment programs.

REDEMPTION OF SHARES

The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period with respect to any Fund by the Company's Board of Directors under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which
(a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions of Net Investment Income. The Funds receive income generally in the form of dividends, interest, original issue, market and acquisition discount, and other income derived from their investments. This income, less expenses incurred in the operation of the Funds, constitutes the net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you, whether you take them in cash or in additional shares.

Distributions of Capital Gains. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gains over net long-term capital losses will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in such Fund. Any net short-term or long-term capital gains realized by a Fund (net of any capital loss carryovers) will generally be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund.

Under the Taxpayer Relief Act of 1997 (the "1997 Act"), each
Fund is required to track their sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

"28 percent tax rate gains:" Securities sold by a Fund after July 28, 1997 that were held for more than one year but not more than 18 months, and under a transitional rule securities sold by a Fund before May 7, 1997 that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 28%.

"20 percent tax rate gains:" Securities sold by a Fund after July 28, 1997 that were held for more than 18 months, and under a transitional rule securities sold by a Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax rate brackets, and at a maximum rate of 10% for investors in the 15% federal income tax rate bracket.

"Qualified 5-year gains:" For individuals in the 15% federal income tax rate bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher federal income tax rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at the higher federal income tax rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax rate bracket.

A Fund will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates for each calendar year. Questions concerning each investor's personal tax reporting should be addressed to the investor's personal tax advisor.

Election to be Taxed as a Regulated Investment Company.
Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"), has qualified as such for its most recent fiscal year and intends to so qualify during the current fiscal year. The directors reserve the right not to maintain the qualification of the Fund as a regulated investment company if they determine such course of action to be beneficial to you. In such case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's available earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

  The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S.
Government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

  The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and

  The Fund must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements.  The Code requires a
Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12-month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to a Fund) to you by December 31 of each year in order to avoid federal excise taxes. The Funds intend as a matter of policy to declare and pay sufficient dividends in December or January
(which are treated by you as received in December) but do not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Dividends-Received Deduction for Corporations. Because a Fund's income may be from dividends, a portion of its distributions may be eligible for the intercorporate dividends-received deduction. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. Dividends so designated by a Fund must be attributable to dividends earned by the Fund from U.S. corporations which are not debt-financed. A holding period requirement applies both at the Fund level and the corporate shareholder level. Under the 1997 Act, the amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by a Fund are debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividend-received deduction for fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividend-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

SIGNATURE GUARANTEES

Signature guarantees normally reduce the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss. Signature guarantees are required in connection with all redemptions by mail or changes in share registration, except as provided in the Prospectus.

Signature guarantees must appear together with the signature(s) of the registered owner(s) on:

	(1)	a written request for redemption;

	(2)	a separate instrument of assignment, which should
specify the total number of shares to be redeemed (this
"stock power" may be obtained from the Fund or from most banks or stock brokers); or

	(3)	all stock certificates tendered for redemption.

MANAGEMENT AND INVESTMENT COUNSEL

As a part of the Management Agreement, AFBA Investment Management Company employs at its own expense Kornitzer Capital Management, Inc., as its investment counsel; and Jones & Babson, Inc., for administrative and other services not otherwise provided by AFBA Investment Management Company. Kornitzer Capital Management, Inc., was founded in 1989. It is a private investment research and counseling organization serving individual, corporate and other institutional clients. Jones & Babson, Inc. was founded in 1960. It functions as an underwriter and distributor of mutual funds. For the most recent fiscal year ended March 31, 1998 and for the current fiscal year, Jones & Babson, Inc. has voluntarily agreed to assume certain expenses of the Funds so that a Fund's total annual operating expenses will not exceed 1.08% of its average daily net assets.

The aggregate management fee paid to AFBA Investment Management Company by AFBA Five Star Balanced Fund during the most recent period ended March 31, 1998, from which AFBA Investment Management Company paid all the Fund's expenses except those payable directly by the Fund, was $6,582. The 1% annual fee charged by AFBA Investment Management Company covers all normal operating costs of the Fund.

The aggregate management fee paid to AFBA Investment Management Company by AFBA Five Star Equity Fund during the most recent period ended March 31, 1998, from which AFBA Investment Management Company paid all the Fund's expenses except those payable directly by the Fund, was $17,203. The 1% annual fee charged by AFBA Investment Management Company covers all normal operating costs of the Fund.

The aggregate management fee paid to AFBA Investment Management Company by AFBA Five Star High Yield Fund during the most recent period ended March 31, 1998, from which AFBA Investment Management Company paid all the Fund's expenses except those payable directly by the Fund, was $5,759. The 1% annual fee charged by AFBA Investment Management Company covers all normal operating costs of the Fund.

The aggregate management fee paid to AFBA Investment Management Company by AFBA Five Star USA Global Fund during the most recent period ended March 31, 1998, from which AFBA Investment Management Company paid all the Fund's expenses except those payable directly by the Fund, was $15,266. The 1% annual fee charged by AFBA Investment Management Company covers all normal operating costs of the Fund.

For its investment supervisory services and counsel in connection with AFBA Five Star Balanced Fund, AFBA Five Star Equity Fund, AFBA Five Star High Yield Fund and AFBA Five Star USA Global Fund, AFBA Investment Management Company pays Kornitzer Capital Management, Inc. a fee computed on an annual basis at the rate of .33% of the average daily total net assets of each of the Funds.

During the most recent period ended March 31, 1998, AFBA
Investment Management Company paid Kornitzer Capital
Management, Inc. fees in connection with AFBA Five Star
Balanced Fund of $2,172.

During the most recent period ended March 31, 1998, AFBA
Investment Management Company paid Kornitzer Capital
Management, Inc. fees in connection with AFBA Five Star
Equity Fund of $5,677.

During the most recent period ended March 31, 1998, AFBA
Investment Management Company paid Kornitzer Capital
Management, Inc. fees in connection with AFBA Five Star High
Yield Fund of $1,900.

During the most recent period ended March 31, 1998, AFBA
Investment Management Company paid Kornitzer Capital
Management, Inc. fees in connection with AFBA Five Star USA
Global Fund of $5,038.

For administrative and other services not otherwise provided by AFBA Investment Management Company to AFBA Five Star Balanced Fund, AFBA Five Star Equity Fund, AFBA Five Star High Yield Fund and AFBA Five Star USA Global Fund, AFBA Investment Management Company pays Jones & Babson, Inc. a fee computed on an annual basis at the rate of .33% of the average daily total net assets of each of the Funds.

During the most recent period ended March 31, 1998, AFBA
Investment Management Company paid Jones & Babson, Inc. fees in connection with AFBA Five Star Balanced Fund of $2,172.

During the most recent period ended March 31, 1998, AFBA
Investment Management Company paid Jones & Babson, Inc. fees in connection with AFBA Five Star Equity Fund of $5,677.

During the most recent period ended March 31, 1998, AFBA
Investment Management Company paid Jones & Babson, Inc. fees in connection with AFBA Five Star High Yield Fund of $1,900.

During the most recent period ended March 31, 1998, AFBA
Investment Management Company paid Jones & Babson, Inc. fees in connection with AFBA Five Star USA Global Fund of $5,038.

Kornitzer Capital Management, Inc., has an experienced investment analysis and research staff which eliminates the need for the Manager and the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. The cost of the services of Kornitzer Capital Management, Inc. is included in the fee of the Manager.

HOW SHARE PRICE IS DETERMINED

The net asset value per share of each Fund's portfolio is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors of the Company sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by a Fund, or the following holidays:

        New Year's Day                  January 1
	Martin Luther King, Jr. Day	Third Monday in January
        Presidents' Holiday             Third Monday in February
        Good Friday                     Friday before Easter
        Memorial Day                    Last Monday in May
        Independence Day                July 4
        Labor Day                       First Monday in September
        Thanksgiving Day                Fourth Thursday in November
        Christmas Day                   December 25

OFFICERS AND DIRECTORS

The Funds are managed by AFBA Investment Management Company subject to the supervision and control of the Board of Directors of the Company. The following table lists the officers and directors of the Company, their age, address and principal occupation.

*	John A. Johnson (61), President and Director.  909 North
Washington Street, Alexandria, Virginia 22314.
President, Chief Executive Officer, Director, Armed
Forces Benefit Services, Inc.; President, Chief Executive
Officer, Director, AFBA Life Insurance Company;
President, Chief Executive Officer, Director, AFBA
Investment Management Company; AFBA Administrators, Inc.

*	Larry D. Armel (56), Director.  700 Karnes Blvd., Kansas
City, Missouri 64108-3306.  President and Director, Jones
& Babson, Inc., David L. Babson Growth Fund, Inc., D. L.
Babson Money Market Fund, Inc., D. L. Babson Tax-Free
Income Fund, Inc., Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow
Stock Fund, Inc., Babson-Stewart Ivory International
Fund, Inc., Scout Stock Fund, Inc., Scout Bond Fund,
Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money
Market Fund, Inc., Scout Regional Fund, Inc., Scout
WorldWide Fund, Inc., Scout Balanced Fund, Inc., Scout
Capital Preservation Fund, Inc., Scout Kansas Tax-Exempt
Bond Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo
Equity Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo
USA Global Fund, Inc., Buffalo Small Cap Fund, Inc.,
Investors Mark Series Fund, Inc.; President and Trustee,
D. L. Babson Bond Trust.

*	John C. Kornitzer (52), Director.  7715 Shawnee Mission
Parkway, Shawnee Mission, Kansas 66202.  President,
Kornitzer Capital Management, Inc.; formerly Vice
President of Investments, Employers Reinsurance Corp.

*	Lieutenant General C.C. Blanton (68), USAF (Ret.),
Director and Chairman.  909 North Washington Street,
Alexandria, Virginia 22314.  President, Chief Executive
Officer, Armed Forces Benefit Association; Chairman,
Armed Forces Benefit Services, Inc.; Chairman, AFBA
Industrial Bank; Chairman, AFBA Life Insurance Company;
Chairman, AFBA Investment Management Company.

General Monroe W. Hatch, Jr. (64), USAF (Ret.), Director.
8210 Thomas Ashleigh Lane, Clifton, Virginia 20124.
President, Professional Services, Consultant to Industry;
formerly Executive Director, Air Force Association.

Brigadier General Henry J. Sechler (66), USAF (Ret.),
Director.  3190 Fairview Park Drive, Falls Church,
Virginia 22030.  Vice President, General Dynamics Corp.

General Louis C. Wagner, Jr. (66), USA (Ret.), Director.
6309 Chaucer Lane, Alexandria, Virginia 22304. Private consultant.








__________________________

*	Directors who are interested persons as that term is
defined in the Investment Company Act of 1940, as amended.

P. Bradley Adams (37), Vice President and Chief Financial
Officer.  700 Karnes Blvd., Kansas City, Missouri 64108-
3306.  Vice President and Treasurer, Jones & Babson,
Inc., David L. Babson Growth Fund, Inc., D. L. Babson
Money Market Fund, Inc., D. L. Babson Tax-Free Income
Fund, Inc., Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow
Stock Fund, Inc., Babson-Stewart Ivory International
Fund, Inc., D. L. Babson Bond Trust, Scout Stock Fund,
Inc., Scout Bond Fund, Inc., Scout Money Market Fund,
Inc., Scout Tax-Free Money Market Fund, Inc., Scout
Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout
Balanced Fund, Inc., Scout Capital Preservation Fund,
Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., Buffalo
Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo
High Yield Fund, Inc., Buffalo USA Global Fund, Inc.,
Buffalo Small Cap Fund, Inc.; Principal Financial
Officer, Investors Mark Series Fund, Inc.

Martin A. Cramer (48), Secretary.  700 Karnes Blvd.,
Kansas City, Missouri 64108-3306.  Vice President and
Secretary, Jones & Babson, Inc., David L. Babson Growth
Fund, Inc., D. L. Babson Money Market Fund, Inc., D. L.
Babson Tax-Free Income Fund, Inc., Babson Enterprise
Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value
Fund, Inc., Shadow Stock Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., D. L. Babson Bond Trust, Scout
Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money
Market Fund, Inc., Scout Tax-Free Money Market Fund,
Inc., Scout Regional Fund, Inc., Scout WorldWide Fund,
Inc., Scout Balanced Fund, Inc., Scout Capital
Preservation Fund, Inc., Scout Kansas Tax-Exempt Bond
Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity
Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA
Global Fund, Inc., Buffalo Small Cap Fund, Inc.;
Secretary, Investors Mark Series Fund, Inc.

Dionne D. McNamee (41), Treasurer.  909 North Washington
Street, Alexandria, Virginia 22314.  Chief Financial
Officer, AFBA Life Insurance Company; AFBA Investment
Management Company.  Formerly, Director, Price Waterhouse
LLP; Senior Technical Manager, American Institute of
CPAs.

None of the officers or directors will be remunerated by the Funds for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by the Manager under the provisions of the Management Agreement.

Messrs. Hatch, Wagner and Sechler have no financial interest in, nor are they affiliated with AFBA Investment Management
Company, Jones & Babson, Inc. or Kornitzer Capital
Management, Inc.

The Audit Committee of the Board of Directors is composed of Messrs. Hatch, Wagner and Sechler.

The officers and directors as a group own less than 1% of any of the Funds.

The Company will not hold annual meetings except as required by the Investment Company Act of 1940 and other applicable laws. The Company is a Maryland corporation. Under Maryland law, a special meeting of stockholders of a fund must be held if the fund receives the written request for a meeting from the stockholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting. The Company has undertaken that its directors will call a meeting of stockholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund. To the extent required by the undertaking, the Company will assist shareholder communications in such matters.

CUSTODIAN

The Funds' assets are held for safekeeping by an independent custodian, UMB Bank, n.a. This means UMB Bank, n.a., rather than the Funds, has possession of the Funds' cash and securities. UMB Bank, n.a. is not responsible for the Funds' investment management or administration. But, as directed by the officers of the Company, it delivers cash to those who have sold securities to the Funds in return for such securities, and to those who have purchased portfolio securities from the Funds, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Funds and holds this for payment to shareholders after deduction of the Funds' expenses. The custodian bank is compensated for its services by the Manager. There is no charge to the Funds.

INDEPENDENT AUDITORS

The Company's financial statements are audited annually by independent auditors approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification. Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Suite 2000, Kansas City, Missouri 64105, is the Company's present independent auditor.

Reports to shareholders will be published at least semiannually.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's- Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

Prime - 1 Highest Quality
Prime - 2 Higher Quality
Prime - 3 High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

	(1)	evaluation of the management of the issuer;

	(2)	economic evaluation of the issuer's industry or
industries and an appraisal of speculative type risks which may be inherent in certain areas;

	(3)	evaluation of the issuer's products in relation to
competition and customer acceptance;

	(4)	liquidity;

	(5)	amount and quality of long-term debt;

	(6)	trend of earnings over a period of ten years;

	(7)	financial strength of a parent company and
relationships which exist with the issue; and

	(8)	recognition by the management of obligations which
may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P- Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days.
Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.
The four categories are as follows:

"A"	Issues assigned this highest rating are regarded as
having the greatest capacity for timely payment.
Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

	"A-1"	This designation indicates that the degree of
safety regarding timely payment is very strong.

	"A-2"	Capacity for timely payment on issues with
this designation is strong. However, the relative degree of safety is not as overwhelming.

	"A-3"	Issues carrying this designation have a
satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"B"	Issues rated "B" are regarded as having only an
adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

"C"	This rating is assigned to short-term debt obligations
with a doubtful capacity for payment.

"D" 	This rating indicates that the issuer is either in
default or is expected to be in default upon maturity.

FINANCIAL STATEMENTS

The audited financial statements of AFBA Five Star Fund,
Inc. which are contained in the March 31, 1998 Annual Report to Shareholders, are incorporated herein by reference.



PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS.

         (a)    Financial Statements

                Included in Part A - Prospectus:

                  Per Share Capital and Income Changes

                Included in Part B - Statement of Additional Information:

                        The audited financial statements contained in the most recent Annual Report to Shareholders of AFBA Five Star Fund, Inc. are incorporated by reference into Part B of this Registration Statement.

                Included in Part C - Other Information:

                        Consent of Independent Public Accountant
                        Ernst & Young LLP

         (b)    (1)     (a) Registrant's Articles of Incorporation*

                        (b) Articles Supplementary*

                (2)     Form of Registrant's By-laws*

                (3) Not applicable, because there is no voting trust agreement.

                (4) Specimen copy of each security to be issued by the registrant.*

                (5)     (a)     Form of Management Agreement between
                                AFBA Investment Management Company and
                                the Registrant*

                        (b)     Form of Investment Counsel Agreement
                                between AFBA Investment Management
                                Company and Kornitzer Capital
                                Management, Inc.*

                (6) Form of principal Underwriting Agreement between Jones & Babson, Inc. and the Registrant*

                (7) Not applicable, because there are no pension, bonus or other agreement for the benefit of directors and officers.

                (8) Form of Custodian Agreement between Registrant and UMB Bank, n.a.*

                (9) Form of Transfer Agency Agreement between AFBA Investment Management Company and Jones & Babson, Inc.*

                (10) Opinion and consent of counsel as to the legality of the Registrant's securities being registered.*

                (11)    (a)     Powers of Attorney*

                        (b)     Auditors Consent

                        (c)     485(b) Letter from Counsel

                (12)    Not applicable.

                (13) Form of letter from contributors of initial capital to the Registrant that purchase was made for investment purposes without any present intention of redeeming or selling.*

                (14)    Not applicable.

                (15)    Not applicable.

                (16)    Schedule for computation of performance
                        quotations.

                (17) Financial Data Schedules for the AFBA Five Star Fund, Inc. - Balanced, Equity, High Yield, and USA Global
                               Funds.

*Previously filed via EDGAR and incorporated by reference herein.

Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE REGISTRANT.

			NONE

Item 26. NUMBER OF HOLDERS OF SECURITIES.

		The number of record holders of each series of securities of the Registrant as of July 17, 1998, is as follows:

                     (1)                                    (2)
		Title of Class
                Common Stock                    Number of Record Holders
		$1.00 par value

                AFBA Five Star Balanced Fund           504
                AFBA Five Star Equity Fund             877
                AFBA Five Star USA Global Fund         610
                AFBA Five Star High Yield Fund         314

Item 27. INDEMNIFICATION.

        Under the terms of the Maryland General Corporation Law and the Company's By-laws, the Company shall indemnify any person who was or is a director, officer or employee of the Company to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made:

        (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Company as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

        (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

        No indemnification will be provided by the Company to any director or officer of the Company for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

        AFBA Investment Management Company, which serves as investment manager to the Registrant, is a wholly-owned subsidiary of Armed Forces Benefit Services, Inc. ("AFBSI"). AFBSI is a for-profit services entity which is wholly-owned by Armed Forces Benefit Association, a voluntary employee benefit association.

        The principal business of Kornitzer Capital Management, Inc. is to provide investment counsel and advice to a wide variety of clients. Kornitzer Capital Management, Inc. has $1.3 billion under management.

        The information required by this Item 28 with respect to each director, officer, or partner of the Manager and the Investment Adviser of the Registrant is incorporated by reference to the Form ADV, as filed and amended, by the Manager and Investment Adviser, respectively, with the SEC:

        AFBA Investment Management Company
        SEC File No. 801-54247

        Kornitzer Capital Management, Inc.
        SEC File No. 801-34933

Item 29. PRINCIPAL UNDERWRITERS.

        (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for the David
        L. Babson Growth Fund, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., D.L. Babson
        Bond Trust, Babson Value Fund, Inc., Shadow Stock Fund,
        Inc., Babson-Stewart Ivory International Fund, Inc., Babson Enterprise Fund, Inc., Babson Enteprise Fund II, Inc., Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc, Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., Scout
        Balanced Fund, Inc., Scout Capital Preservation Fund, Inc., Scout Kansas Tax-Exempt Bond Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Equity Fund, Inc., Buffalo USA Global Fund, Inc. and Buffalo Small Cap Fund, Inc.

        (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

Name and                           Position and                Positions and
Principal                          Offices with                Offices with
Business Address                   Underwriter                 Registrant

Stephen S. Soden                   Chairman and                None
700 Karnes Blvd.                   Director
Kansas City, MO 64108-3306

Larry D. Armel                     President and               Director
700 Karnes Blvd.                   Director
Kansas City, MO 64108-3306

Giorgio Balzer                     Director                    None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Robert T. Rakich                   Director                    None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Edward S. Ritter                   Director                    None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Robert N. Sawyer                   Director                    None
700 Karnes Blvd.
Kansas City, MO 64108-3306

Vernon W. Voorhees                 Director                    None
700 Karnes Blvd.
Kansas City, MO 64108-3306

P. Bradley Adams                   Vice President              Vice President
700 Karnes Blvd.                   and Treasurer               and
Kansas City, MO  64108-3309                                    Chief Financial
                                                               Officer

Martin A. Cramer                   Vice President              Secretary
700 Karnes Blvd.                   and Secretary
Kansas City, MO  64108-3306

        (c) The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal Underwriting Agreement.

Item 30. LOCATION OF ACCOUNTS AND RECORDS.

        Each account, book or other document required to be maintained by
        Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder is in the physical possession of Jones & Babson, Inc., at 700 Karnes Blvd., Kansas City, Missouri 64108-3306.

Item 31. MANAGEMENT SERVICES

        All management services are covered in the Management Agreement between the Registrant and AFBA Investment Management Company which are discussed in Parts A and B.

Item 32. UNDERTAKINGS

         Not Applicable.



EXHIBIT INDEX

        11(b)   Consent of Auditors

        11(c)   485(b) Letter from Counsel

        27      Financial Data Schedules

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Alexandria, and State of Virginia on the 23rd day of July, 1998.

					AFBA FIVE STAR FUND, INC.
					(Registrant)


					By /s/John A. Johnson
                                           John A. Johnson, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #1 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/John A. Johnson           President, Principal          July 23, 1998
John A. Johnson              Executive Officer and
                             Director

/s/C.C. Blanton              Director                      July 23, 1998
C.C. Blanton


/s/Monroe W. Hatch, Jr.*     Director                      July 23, 1998
Monroe W. Hatch, Jr.


/s/Louis C. Wagner, Jr.*     Director                      July 23, 1998
Louis C. Wagner, Jr.


/s/Henry J. Sechler*         Director                      July 23, 1998
Henry J. Sechler


/s/John C. Kornitzer*        Director                      July 23, 1998
John C. Kornitzer


/s/Larry Armel               Director                      July 23, 1998
Larry Armel


/s/P. Bradley Adams          Vice President and            July 23, 1998
P. Bradley Adams             Principal Financial
                             and Accounting Officer


                                                *Signed pursuant to Power of
                                                Attorney

                                                By /s/C.C. Blanton
                                                  C.C. Blanton
                                                  Attorney-in-Fact